UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ];             Amendment Number:
This Amendment (Check only one):         [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Raiff Partners, Inc.
Address:      152 West 57th Street
              New York, NY 10019

Form 13F File Number:   28-5866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Sheldon Brody
Title:      Chief Financial Officer
Phone:      212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody      New York, NY      February 13, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT [ ] 13F NOTICE [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    NONE

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:        3
Form 13F Information Table Entry Total:   2
Form 13F Information Table Value Total:   $2,810 (thousands)

List of Other Included Managers:



No.       Form 13F File No.      Name

01        28-5534                Centurion Advisors, L.P.
02        28-5414                Centurion Investment Group, L.P.
03        28-7106                Centurion Investors, LLC

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

                             FORM 13F AS OF 12/31/08
                    REPORTING MANAGER: RAIFF PARTNERS, INC.


Column 1    Column 2  Column 3  Column 4                      Column 5         Column 6   Column 7   Column 8



Name of     Title     Cusip    Fair Market  Shares or         SH/PRN PUT/CALL  Investment  Other      Voting Authority
Issuer      of Class  Number   Value        Principal Amount                   Discretion  Managers  Sole   Shared  None
                               x $1,000


DWS GLBL
HIGH INCOME
FD INC.         CS    23338W104      65            12,000      SH              DEFINED     1,2,3    12,000


PFIZER          CS    717081103   2,745           155,000      SH              DEFINED     1,2,3   155,000



                                  2,810


